Exhibit 99.4

June 18, 2018

Due Diligence Narrative Report for:

CSMC 2018-J1

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3
Overview	4
Scope	4
Summary of Results	4-5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

➢	Gerald French Jr.
Senior Vice President
801-594-6001
Jerry.French@rrrmg.com

➢	Ann Woodbury
Vice President
801-293-2579
Ann.Woodbury@rrreview.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In May 2018, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 1,804 mortgage loans. The Due Diligence for these loans took place in May 2018. The review consisted of:

REVIEW TYPE	#FILES
36 Month Pay History Review	1,804

SCOPE

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 1,804 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2018-J1 36 Month Cash Flow Final 6.15.2018_Redacted.xlsx” file. Using the MBA methodology, 36 month payment strings were created for each mortgage loan reviewed. The results of the review are:

•	Per MBA methodology, 100% of the mortgage loans were performing as of 4/30/2018.

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com